Intangible	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets and goodwill [text block]
20 INTANGIBLE
20.1 Goodwill and intangible assets with indefinite useful lives

	03/31/2026	12/31/2025
Goodwill - Facepa (Tissue plant in Belém/PA)	119,332	119,332
Goodwill - Fibria	7,897,051	7,897,051
Goodwill - MMC Brasil (Tissue plant in Mogi das Cruzes/SP)	170,859	170,859
Other (1)	5,097	5,097
	8,192,339	8,192,339
(1)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.
The goodwill is based on expected future profitability supported by valuation reports, after the purchase price allocation.
Goodwill is allocated to cash-generating units as presented in Note 5.4.
For the three-month period ended March 31, 2026, the Company did not identify any event that indicated the need to perform the impairment test and to record any impairment provision for intangible assets.
20.2 Intangible assets with limited useful lives

		03/31/2026	12/31/2025
Opening balance		4,778,353	5,709,964
Additions		4,083	82,492
Write-offs		(36)	(3,015)
Amortization		(252,952)	(1,011,088)
Closing balance		4,529,448	4,778,353
Represented by	Average annual rate %
Port concessions	3.94	613,758	621,842
Supplier agreements	12.70	7,407	11,111
Port service contracts	4.26	483,757	491,094
Trademarks and patents	8.14	150,971	154,846
Customer portfolio	9.10	3,078,675	3,283,919
Software	25.45	186,262	206,635
Other	10.00	8,618	8,906
		4,529,448	4,778,353

Cost		11,961,088	12,617,166
Amortization		(7,431,640)	(7,838,813)
Closing balance		4,529,448	4,778,353
For the three-month period ended March 31, 2026, the Company assessed business, market, and climate-related impacts and did not identify any material events that would indicate the need to perform an impairment test or recognize any provision related to the recoverable amount of intangible assets with definite useful lives.